UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1.	CONSOLIDATED SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PERMAL TACTICAL
ALLOCATION FUND

FORM N-Q
SEPTEMBER 30, 2010

Consolidated schedule of Investments (unaudited)
September 30, 2010

LEGG MASON PERMAL TACTICAL ALLOCATION FUND

DESCRIPTION	SHARES	VALUE

INVESTMENTS IN UNDERLYING FUNDS— 99.4%

Africa Emerging Markets Fund, Class A Shares	39,499	$ 1,126,906	*(a)
Calamos Investment Trust - Calamos Convertible Fund, Class I Shares	223,887	4,036,682
EEM Umbrella Funds - Emerging Markets Middle East Fund, Class A Shares	97,492	1,141,631	*(a)
ETFS Metal Securities - ETFS Physical Platinum	7,530	1,221,592	*
ETFS Palladium Trust - ETFS Physical Palladium Shares	21,830	1,230,775	*
iShares Trust: iShares Barclays 7-10 Year Treasury Bond Fund	23,165	2,293,567
iShares MSCI Germany Index Fund	182,705	4,019,510
iShares MSCI Japan Index Fund	393,059	3,887,354
iShares MSCI Netherlands Investable Market Index Fund	81,100	1,647,952
John Hancock Funds II - John Hancock Floating Rate Income Fund, Class I Shares	254,144	2,427,071
Legg Mason Charles Street Trust, Inc. - Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	599,568	6,697,177	(b)
Legg Mason Partners Equity Trust: Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	41,814	4,277,187	*(b)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	505,950	6,430,627	(b)
Legg Mason Partners Income Trust: Legg Mason Western Asset Adjustable Rate Income Fund, Class I Shares	308,251	2,644,793	(b)
Legg Mason Western Asset Short-Term Bond Fund, Class I Shares	407,646	1,585,742	(b)
Market Vectors ETF Trust - Market Vectors Agribusiness ETF	34,275	1,571,509
ProShares Trust II: ProShares UltraShort Euro	116,817	2,315,313	*
ProShares UltraShort Yen	44,965	749,791	*
Select Sector SPDR: Consumer Staples Select Sector SPDR Fund	128,695	3,586,730
Utilities Select Sector SPDR Fund	114,315	3,583,775
SPDR Gold Trust - SPDR Gold Shares	18,825	2,407,906	*
SPDR S&P 500 ETF Trust - SPDR 500 Trust	31,169	3,557,006
The China Fund, Inc.	63,960	2,103,644
The Royce Fund: Royce Special Equity Fund, Institutional Class Shares	177,171	3,242,237	(b)
Royce Value Fund, Institutional Class Shares	303,110	3,300,869	*(b)
Western Asset Funds, Inc.: Western Asset Core Bond Portfolio, Class IS Shares	554,471	6,415,231	(b)
Western Asset High Yield Portfolio, Class IS Shares	376,373	3,251,864	(b)

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost — $76,747,229)		80,754,441

SECURITY	RATE	MATURITY DATE	FACE AMOUNT

SHORT-TERM INVESTMENTS— 0.4%

Repurchase Agreements— 0.4%

State Street Bank & Trust Co., dated 9/30/10; Proceeds at maturity - $295,000; (Fully collateralized by U.S. Treasury Notes, 2.500% due 4/30/15; Market Value - $305,150) (Cost - $295,000)	0.010%	10/1/10	$295,000	295,000

TOTAL INVESTMENTS — 99.8% (Cost — $77,042,229#)				81,049,441

Other Assets in Excess of Liabilities — 0.2%				170,584

TOTAL NET ASSETS — 100.0%				$81,220,025

*	Non-income producing security.
(a)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).
(b)	Underlying Fund is affiliated with Legg Mason, Inc.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

SPDR - Standard & Poor’s Depositary Receipts

See Notes to Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Permal Tactical Allocation Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund may invest directly in fixed income, indexed or other performance-related instruments (including exchange-traded notes (“ETNs”)), equity securities, forwards and derivatives. However, while authorized to invest directly, most of the Fund’s long or short exposure to asset classes will be achieved indirectly through investments in a combination of intermediary securities such as open-end (including exchange-traded funds (“ETFs”)), and closed-end funds as well as funds that are commonly referred to as hedge funds.

The Fund intends to gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Tactical Allocation Fund, Ltd., organized under the laws of the Cayman Islands (the “Subsidiary”). Among other investments, the Subsidiary may invest in gold coin and bullion and other precious metals and commodity-linked derivative instruments. These consolidated schedule of investments are consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Funds value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Investments in Underlying Funds†	$78,485,904	$2,268,537	—	$80,754,441

Short-term investments†	—	295,000	—	295,000

Total investments	$78,485,904	$2,563,537	—	$81,049,441

†See Consolidated Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund’s approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2.   Investments

At September 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,679,513
Gross unrealized depreciation	(672,301)

Net unrealized appreciation	$4,007,212

3.   Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2010, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: November 23, 2010

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date: November 23, 2010